Description Of Organization And Business Operations (Details) (USD $)	0 Months Ended			12 Months Ended							0 Months Ended	12 Months Ended
	May 21, 2013	Feb. 28, 2013	Feb. 26, 2013	Dec. 31, 2013	Feb. 20, 2014	Oct. 31, 2013	Sep. 16, 2013	Jun. 25, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2013 Common Stock Units / Shares / Amount	Dec. 31, 2013 Common Stock Units / Shares / Amount	Mar. 30, 2011 Common Stock Units / Shares / Amount	Nov. 19, 2010 Common Stock Units / Shares / Amount
Description of Organization and Business Operations [Abstract]
Entity Date Of Incorporation				Mar. 14, 2008
Initial Offering Completion Date				2008-07-01
Series C Convertible Preferred Stock issued to Navios Holdings				1,000
Preferred Stock Shares Outstanding				4,540					4,540	4,540
Business acquisition, percentage of voting interests acquired by parent				47.80%
Ownership Percentage by Parent				50.50%
Common Stock, Shares, Outstanding				136,714,942					40,517,413
Stock options						1,500,000
Convertible preferred stock				1,200					600
Share Price	$ 3.65	$ 2.85		$ 0.02	$ 3.85	$ 3.91	$ 3.85	$ 7					$ 3.97	$ 5.5
Statement [Line Items]
Common stock authorized and issued	32,876,712	35,246,791	17,702,941								2,100,000	2,100,000